Stock-based compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 65.03	$ 59.45	$ 53.01	$ 48.50
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	34,200,054	33,962,000	35,523,057
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 55.93	$ 51.75	$ 52.66
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 28.34	$ 39.20	$ 36.73
Intrinsic value of stock awards exercised	$ 312	$ 488	$ 618
Fair value of stock awards vested	167	66	96
Cash received from stock awards exercised	152	112	161
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted (in dollars per share)	$ 84.05	$ 104.61	$ 97.51
Fair value of stock awards vested	117	229	143
Weighted average remaining contractual life (in years)	1 year 3 months
Stock-based compensation expense, before tax (in dollars)	231	245	193
Income tax benefit corresponding to stock-based compensation expense	73	78	61
Cash tax benefits realized from stock awards exercised	127	217	235
Tax benefit recordable in APIC on reduction of future income taxes payable	39
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	43,375,747
Weighted Average Exercise Price (in dollars per share)	$ 65.03
Aggregate Intrinsic Value outstanding	1,211
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	34,200,054
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 55.93
Aggregate Intrinsic Value of Stock awards exercisable	1,207
Exercise Price Range 22.17 To 38.63 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 22.17
Exercise Price Range 22.17 To 38.63 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 38.63
Exercise Price Range 22.17 To 38.63 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	7,775,953
Weighted Average Remaining Contractual Life outstanding (in Years)	3 years 2 months 13 days
Weighted Average Exercise Price (in dollars per share)	$ 29.03
Aggregate Intrinsic Value outstanding	481
Exercise Price Range 22.17 To 38.63 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	7,775,953
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3 years 2 months 13 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 29.03
Aggregate Intrinsic Value of Stock awards exercisable	481
Exercise Price Range 40.64 To 57.85 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 40.64
Exercise Price Range 40.64 To 57.85 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 57.85
Exercise Price Range 40.64 To 57.85 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	11,656,943
Weighted Average Remaining Contractual Life outstanding (in Years)	4 years 23 days
Weighted Average Exercise Price (in dollars per share)	$ 52.71
Aggregate Intrinsic Value outstanding	444
Exercise Price Range 40.64 To 57.85 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	11,656,943
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4 years 23 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 52.71
Aggregate Intrinsic Value of Stock awards exercisable	444
Exercise Price Range 63.04 To 72.05 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 63.04
Exercise Price Range 63.04 To 72.05 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 72.05
Exercise Price Range 63.04 To 72.05 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	9,687,583
Weighted Average Remaining Contractual Life outstanding (in Years)	2 years 5 months 23 days
Weighted Average Exercise Price (in dollars per share)	$ 69.05
Aggregate Intrinsic Value outstanding	211
Exercise Price Range 63.04 To 72.05 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	9,687,583
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	2 years 5 months 23 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 69.05
Aggregate Intrinsic Value of Stock awards exercisable	211
Exercise Price Range 73.20 To 89.75 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 73.20
Exercise Price Range 73.20 To 89.75 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 89.75
Exercise Price Range 73.20 To 89.75 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	8,280,894
Weighted Average Remaining Contractual Life outstanding (in Years)	6 years 8 months 9 days
Weighted Average Exercise Price (in dollars per share)	$ 81.70
Aggregate Intrinsic Value outstanding	75
Exercise Price Range 73.20 To 89.75 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	4,174,124
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4 years 4 months 15 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 73.86
Aggregate Intrinsic Value of Stock awards exercisable	71
Exercise Price Range 102.13 To 110.09 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 102.13
Exercise Price Range 102.13 To 110.09 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 110.09
Exercise Price Range 102.13 To 110.09 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	5,974,374
Weighted Average Remaining Contractual Life outstanding (in Years)	7 years 8 months 15 days
Weighted Average Exercise Price (in dollars per share)	$ 106.28
Aggregate Intrinsic Value outstanding	0
Exercise Price Range 102.13 To 110.09 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	905,451
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	7 years 7 months 14 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 105.59
Aggregate Intrinsic Value of Stock awards exercisable	$ 0